Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (Loss) from Continuing Operations before Income Taxes, Domestic									$ 152	$ 676	$ (121)
Income (Loss) from Continuing Operations before Income Taxes, Foreign									7	2	(4)
Income (loss) before provision for (benefit from) income taxes	$ 37	$ 40	$ 35	$ 47	$ (51)	$ 594	$ 75	$ 60	159	678	(125)
Current:
Current Federal									63	228	62
Current Foreign									0	0	1
Current State Tax Expense (Benefit)									5	17	2
Total current									68	245	65
Deferred:
Deferred Federal Income Tax Expense (Benefit)									(46)	(10)	(103)
Deferred Foreign Income Tax Expense (Benefit)									0	0	1
Deferred State Income Tax Expense (Benefit)									(4)	(2)	(12)
Total deferred									(50)	(12)	(114)
Provision for (benefit from) income taxes	4	$ 5	$ 0	9	(17)	$ 198	$ 29	23	$ 18	$ 233	$ (49)
Reconciliation of the statutory federal income tax rate to the effective tax rate
Statutory federal income tax rate									35.00%	35.00%	35.00%
Non-controlling interests									27.91%	2.51%	(0.00%)
Nondeductible compensation									3.39%	0.00%	(2.16%)
Nontaxable investment income									0.29%	0.14%	(1.20%)
State income taxes, net of federal									0.23%	1.50%	4.60%
Foreign operations									0.12%	0.51%	(2.91%)
Interest and penalties on prior year tax returns									0.00%	(0.14%)	(4.75%)
Change in tax status									0.00%	0.00%	9.07%
Other, net									0.58%	0.15%	(0.66%)
Effective income tax rate									11.12%	34.37%	39.39%
Reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax obligation
Balance at beginning of year				$ 4				$ 2	$ 4	$ 2	$ 2
Increases in tax positions for prior years									4	3	0
Decreases in tax positions for prior years									(2)	0	0
Increases in tax positions for current years									4	0	0
Lapse in statute of limitations									0	(1)	0
Settlements with tax authorities									(1)	0	0
Balance at end of year	9				4				9	4	2
Accrued payment of interest (net of federal benefit) and penalties	$ 3				$ 1				$ 3	$ 1	$ 1